CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 ILS (₪) ₪ / shares
Debt Instrument [Line Items]
Fair value of the Bonds, including accrued interest	$ 37,460 [1]	$ 35,752
Series L Convertible Bonds [Member]
Debt Instrument [Line Items]
Convertible bonds, aggregate par value	$ 38,100		₪ 143,500
Bond purchase price expressed as a percentage of par value	96.50%
Convertible bonds, annual interest rate	5.00%
Issuance cost	$ 741
Proceeds from private placement	$ 37,852
Date of first required payment	Mar. 31, 2016
Convertible bonds, conversion price | (per share)	$ 8.92		₪ 33.605
Interest Payable	$ 474
Fair value of the Bonds, including accrued interest	$ 37,460

[1]	Includes accrued interest of $474